Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of weighted-average remaining lease term and discount rate
	December 31,	December 31,
	2020	2019

Weighted average remaining lease term	2.20 years	2.83 years

Weighted average discount rate	4.46%	3.75%

Schedule of lease expense
	Year ended	Year ended
	December 31, 2020	December 31, 2019

Operating lease	$1,223	$1,325
Short-term lease	6	79
Total lease expense	$1,229	$1,404

Schedule of maturities of lease liabilities
Operating Leases

2021	1,094
2022	1,140
2023	376
2024	222
2025 and thereafter	431
Total operating lease payments	$3,263
Less: imputed interest	227
Present value of lease liabilities	$3,036